Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 10 – CONCENTRATIONS

Customers

For the three and nine months ended September 30, 2022 and 2021, there are no customers representing more than 10% of the Company’s revenue.

Vendors

For the three and nine months ended September 30, 2022 and 2021, there are no vendors representing more than 10% of the Company’s purchase.

NOTE 10 – CONCENTRATIONS

Customers

For the years ended December 31, 2021 and 2020, there are no customers representing more than 10% of the Company’s revenue.

Suppliers

For the years ended December 31, 2021 and 2020, there are no vendors representing more than 10% of the Company’s purchase.